Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Public Utilities, Inventory [Line Items]
Raw and packaging materials	$ 33,293	$ 34,678
Finished goods	48,549	51,430
Work in progress	21,079	17,595
Purchased products for commercial purposes and other	6,705	5,935
Inventories	$ 109,626	$ 109,638